INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Balance sheet data:
Current assets	¥ 66,108	$ 10,374	¥ 58,011
Current liabilities	66,218	10,391	58,369
Non-controlling interests	779	$ 122	1,213
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets				¥ 41,940
Long-term assets				45,968
Current liabilities				31,769
Long-term liabilities				10,677
Non-controlling interests				¥ 342
other equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets	51,437		35,004
Long-term assets	51,233		37,028
Current liabilities	36,344		27,914
Long-term liabilities	21,708		9,054
Non-controlling interests	¥ 178		167
MakeMyTrip | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets			1,682
Long-term assets			5,121
Current liabilities			1,100
Long-term liabilities			221
Non-controlling interests			¥ 24